Business Combinations (Details) - Schedule of Acquisition (Parentheticals)	Jun. 30, 2023 shares
Zhongrun [Member]
Business Acquisition [Line Items]
Ordinary shares issued	32,702,121
Reverse stock split	3,270
Chuangying [Member]
Business Acquisition [Line Items]
Ordinary shares issued	14,438,584
Reverse stock split	1,444